Equity-based Awards (Tables)	12 Months Ended
Dec. 31, 2012
Equity-based Awards [Abstract]
Summary of information regarding restricted common unit awards

	Number of Units	Weighted- Average Grant Date Fair Value per Unit (1)

Restricted common units outstanding at December 31, 2011	--	$--
Granted (2)	287,943	$18.07
Forfeited	(2,334)	$17.14

Restricted common units outstanding at December 31, 2012	285,609	$18.08

(1)    Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.

(2)    The aggregate grant date fair value of restricted common unit awards issued in 2012 was $5.2 million based on grant date market prices ranging from $17.14 to $18.58 unit.